Accounting for eRapa and CIPRIT grant (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting For Erapa And Cprit Grant
Prepayments	£ 1,200	£ 355	£ 376	£ 607
Deferred revenue	£ 100